[LOGO]

EV
INVESTORS
PORTFOLIO

SEMI-ANNUAL
SHAREHOLDER REPORT
JULY 31, 1995


INVESTMENT ADVISER OF
INVESTORS PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF
EV TRADITIONAL INVESTORS FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AND DIVIDEND
DISBURSING AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

                            INVESTORS PORTFOLIO
                         PORTFOLIO OF INVESTMENTS
                               JULY 31, 1995
                                (UNAUDITED)
--------------------------------------------------------------------------
                           COMMON STOCKS - 61.1%
--------------------------------------------------------------------------
NAME OF COMPANY                                  SHARES           VALUE
--------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
Ford Motor Co.                                   120,000      $  3,465,000
                                                              ------------

BANKS - 3.4%
Chase Manhattan Corp.                            100,000      $  5,362,500
Chemical Banking Corp.                            61,200         3,159,450
                                                              ------------
                                                              $  8,521,950
                                                              ------------
BROADCASTING & CABLE - 1.2%
Capital Cities/ABC Inc.                           25,000      $  2,918,750
                                                              ------------

BUILDING MATERIALS - 0.4%
National Gypsum Co.*                              20,000      $  1,066,250
                                                              ------------

BUSINESS PRODUCTS & SERVICES - 2.0%
Reuters Holdings, PLC ADR                        100,000      $  5,037,500
                                                              ------------

CAPITAL GOODS - 1.0%
LaFarge Corp.                                    120,500      $  2,394,937
                                                              ------------

CHEMICALS - 3.6%
Loctite Corp.                                     28,300      $  1,333,638
Monsanto Corp.                                    40,000         3,725,000
Nalco Chemical Co.                                30,000         1,068,750
Praxair Inc.                                     100,000         2,800,000
                                                              ------------
                                                              $  8,927,388
                                                              ------------
COMPUTER SOFTWARE - 1.1%
Novell Inc.*                                     150,000      $  2,718,750
                                                              ------------

DRUGS & MEDICAL - 3.1%
Astra AB A Free Shares                           230,000      $  7,800,473
                                                              ------------

ELECTRIC UTILITIES - 2.4%
New England Electric System                       90,000      $  3,026,250
The Southern Co.                                 140,000         3,080,000
                                                              ------------
                                                              $  6,106,250
                                                              ------------
FINANCIAL - 4.1%
Federal National Mortgage Association             40,000      $  3,745,000
MBNA Corp.                                       100,000         3,587,500
MGIC Investment Corp.                             60,000         3,045,000
                                                              ------------
                                                              $ 10,377,500
                                                              ------------


                The accompanying notes are an integral part
                       of the financial statements

--------------------------------------------------------------------------
                         COMMON STOCKS (Continued)
--------------------------------------------------------------------------
NAME OF COMPANY                                  SHARES           VALUE
--------------------------------------------------------------------------
FOOD & BEVERAGES - 3.2%
Coca-Cola Co.                                     40,000      $  2,635,000
Nestle SA*                                         1,620         1,652,946
PepsiCo Inc.                                      80,000         3,750,000
                                                              ------------
                                                              $  8,037,946
                                                              ------------
HEALTH CARE - 1.3%
Sofamor Danek Group, Inc.*                       160,000      $  3,320,000
                                                              ------------

INSURANCE - 1.6%
General Re Corp.                                  30,000      $  3,978,750
                                                              ------------

MACHINERY - 1.1%
Caterpillar Inc.                                  40,000      $  2,815,000
                                                              ------------

METALS & MINING - 1.5%
J & L Specialty Steel, Inc.                      175,000      $  3,871,875
                                                              ------------

NATURAL GAS - 1.1%
National Fuel Gas Co.                            100,000      $  2,800,000
                                                              ------------

OIL & OIL SERVICES - 6.9%
Anadarko Petroleum Corp.                          90,000      $  3,825,000
Exxon Corp.                                       58,640         4,251,400
Mobil Corp.                                       20,000         1,955,000
Phillips Petroleum Co.                            90,000         3,183,750
Triton Energy Corp.                               80,000         3,990,000
                                                              ------------
                                                              $ 17,205,150
                                                              ------------
PAPER & FOREST PRODUCTS - 4.0%
Plum Creek Timber Co., L.P.                       90,000      $  2,216,250
Rayonier Inc.                                    120,000         4,665,000
Scott Paper Co.                                   40,000         1,835,000
Williamette Industries, Inc.                      20,700         1,265,288
                                                              ------------
                                                              $  9,981,538
                                                              ------------
PRINTING & PUBLISHING - 2.2%
Harcourt General, Inc.                            55,000      $  2,475,000
McGraw-Hill, Inc.                                 40,000         3,075,000
                                                              ------------
                                                              $  5,550,000
                                                              ------------
REAL ESTATE - 4.4%
Chateau Properties, Inc.                          75,000      $  1,603,125
Colonial Properties Trust                         80,000         1,940,000
Equity Residential Properties Trust              101,400         2,991,300


                The accompanying notes are an integral part
                       of the financial statements

--------------------------------------------------------------------------
                         COMMON STOCKS (Continued)
--------------------------------------------------------------------------
NAME OF COMPANY                                  SHARES           VALUE
--------------------------------------------------------------------------
REAL ESTATE (Continued)
ROC Communities, Inc.                            116,250         2,441,250
Security Capital Industrial Trust                 37,000           592,000
Shurgard Storage Centers, Inc.                    61,000         1,441,125
                                                              ------------
                                                              $ 11,008,800
                                                              ------------
RETAILING - 1.4%
Home Depot, Inc.                                  80,000      $  3,510,000
                                                              ------------

SAVINGS & LOAN - 1.2%
Great Western Financial Corp.                    140,000      $  2,992,500
                                                              ------------

SEMICONDUCTORS - 3.5%
Advanced Micro Devices, Inc.                      70,000      $  2,283,750
MEMC Electronic Materials, Inc.                   89,000         2,681,125
Intel Corp.                                       60,000         3,900,000
                                                              ------------
                                                              $  8,864,875
                                                              ------------
TELEPHONE UTILITIES - 3.2%
Ameritech Corp.                                   80,448      $  3,891,672
Frontier Corp.                                   150,000         4,031,250
                                                              ------------
                                                              $  7,922,922
                                                              ------------
TRANSPORTATION - 0.5%
Ryder Systems, Inc.                               51,500      $  1,281,062
                                                              ------------

MISCELLANEOUS - 0.3%
Corning Inc.                                      25,400      $    812,800
                                                              ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $106,322,670)                         $153,287,966
                                                              ------------
--------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCK - 1.3%
--------------------------------------------------------------------------
NAME OF COMPANY                                  SHARES           VALUE
--------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5s               125,000      $  3,203,125
                                                              ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
      (IDENTIFIED COST, $2,872,500)                           $  3,203,125
                                                              ------------


                The accompanying notes are an integral part
                       of the financial statements

--------------------------------------------------------------------------
                          PREFERRED STOCK - 1.2%
--------------------------------------------------------------------------
NAME OF COMPANY                                  SHARES           VALUE
--------------------------------------------------------------------------
Bank of Boston Ser. C Adj. Rt.                    37,600      $  2,970,400
                                                              ------------
    TOTAL PREFERRED STOCK
      (IDENTIFIED COST, $1,815,525)                           $  2,970,400
                                                              ------------
--------------------------------------------------------------------------
                          CONVERTIBLE BOND - 0.4%
--------------------------------------------------------------------------
                                             FACE AMOUNT
NAME OF COMPANY                             (000 OMITTED)         VALUE
--------------------------------------------------------------------------
Browning Ferris Inds., cv., 6.25s, 8/15/12       $ 1,000      $  1,020,000
                                                              ------------
    TOTAL CONVERTIBLE BOND
      (IDENTIFIED COST, $897,000)                             $  1,020,000
                                                              ------------
--------------------------------------------------------------------------
                 U.S. TREASURY/AGENCY OBLIGATIONS - 14.2%
--------------------------------------------------------------------------
                                             FACE AMOUNT
NAME OF COMPANY                             (000 OMITTED)         VALUE
--------------------------------------------------------------------------
Federal Home Loan Morgage Corp.,
  8.10s, 12/15/04                                $   963      $    976,128
Federal Home Loan Morgage Corp.,
  9s, 11/15/19                                       767           791,032
Federal Home Loan Mortgage Corp.,
  7.95s, 5/15/20                                   3,817         3,878,744
Federal Home Loan Mortgage Corp.,
  10s, 5/15/20                                     2,325         2,577,100
Federal National Mortgage Association,
  7.50s, 5/25/19                                   3,376         3,402,044
Federal National Mortgage Association,
  8.50s, 7/25/19                                   3,883         3,951,273
Federal National Mortgage Association,
  9s, 3/25/20                                      2,000         2,131,860
Student Loan Marketing Association,
  7.875s, 9/12/95                                  1,000         1,002,210
U.S. Treasury Notes, 7.875s, 2/15/96              10,500        10,624,688
U.S. Treasury Notes, 7.625s, 4/30/96               3,000         3,041,475
U.S. Treasury Notes, 8.125s, 2/15/98               3,000         3,148,110
                                                              ------------
    TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (IDENTIFIED COST, $34,510,177)                          $ 35,524,664
                                                              ------------


                The accompanying notes are an integral part
                       of the financial statements

--------------------------------------------------------------------------
                          CORPORATE BONDS - 15.9%
--------------------------------------------------------------------------
                                             FACE AMOUNT
NAME OF COMPANY                             (000 OMITTED)         VALUE
--------------------------------------------------------------------------
American General Finance Corp.,
  8.125s, 8/15/09                                $ 2,460      $  2,624,992
Bell Telephone Co. PA, 8.35s, 12/15/30             3,000         3,438,240
Chesapeake Potomac Telephone MD,
  8s, 10/15/29                                     1,500         1,574,715
Chesapeake Potomac Telephone MD,
  8.30s, 8/1/31                                    1,975         2,228,254
Chesapeake Potomac Telephone VA,
  8.375s, 10/1/29                                  1,500         1,693,560
Dayton Hudson Medium Term Note,
  9.50s, 6/10/15                                     650           761,046
Dayton Hudson Medium Term Note,
  9.35s, 6/16/20                                   2,590         3,029,653
Eaton Corp., 8s, 8/15/06                           1,000         1,080,260
General Electric Capital Corp.,
  8.625s, 6/15/08                                    330           371,350
General Motors Corp. 8.80s, 3/1/21                 2,000         2,209,940
General Motors Corp. Medium Term Notes,
  9.45s, 11/1/11                                   3,000         3,499,260
Inter American Development Bank,
  8.875s, 6/1/09                                   3,000         3,568,650
Inter American Development Bank,
  8.40s, 9/1/09                                      500           572,010
New England Telephone & Telegraph Co.,
  7.875s, 11/15/29                                   360           386,759
Pitney Bowes Credit Corp., 9.25s, 6/15/08          1,650         1,955,465
Pitney Bowes Credit Corp., 8.55s, 9/15/09            500           563,080
Procter & Gamble Co., 8s, 10/26/29                 4,740         5,133,183
Seagram (Joseph) & Sons, 9.65s, 8/15/18            1,400         1,661,128
Torchmark Corp., 8.25s, 8/15/09                    1,000         1,068,200
TRW Inc., Medium Term Notes,
  9.35s, 6/4/20                                    2,100         2,450,868
                                                              ------------
    TOTAL CORPORATE BONDS
      (IDENTIFIED COST, $39,012,053)                          $ 39,870,613
                                                              ------------


                The accompanying notes are an integral part
                       of the financial statements

--------------------------------------------------------------------------
                       SHORT-TERM OBLIGATIONS - 3.7%
--------------------------------------------------------------------------
                                             FACE AMOUNT
NAME OF COMPANY                             (000 OMITTED)         VALUE
--------------------------------------------------------------------------
CXC Inc., 5.90s, 8/1/95                          $ 2,512      $  2,512,000
Ford Motor Credit Corp., 5.73s, 8/3/95             2,656         2,655,155
Prudential Funding Corp., 5.72s, 8/7/95            4,073         4,069,117
                                                              ------------
    TOTAL SHORT-TERM OBLIGATIONS, AT
      AMORTIZED COST                                          $  9,236,272
                                                              ------------
    TOTAL INVESTMENTS - 97.8%
      (IDENTIFIED COST, $194,666,197)                         $245,113,040
    OTHER ASSETS, LESS LIABILITIES - 2.2%                        5,504,593
                                                              ------------
    NET ASSETS - 100%                                         $250,617,633
                                                              ============
*Non-income producing security.




                The accompanying notes are an integral part
                       of the financial statements

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                          July 31, 1995 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $194,666,197)                                                $245,113,040
  Cash                                                                    732
  Receivable for investments sold                                   7,038,930
  Dividends receivable                                                282,648
  Interest receivable                                               1,590,724
  Deferred organization expenses (Note 1D)                             10,316
                                                                 ------------
      Total assets                                               $254,036,390
LIABILITIES:
  Payable for investments purchased                 $ 3,399,943
  Payable to affiliates --
    Trustees' fees                                        5,000
    Custodian fees                                        6,080
  Accrued expenses                                        7,734
                                                    -----------
      Total liabilities                                             3,418,757
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $250,617,633
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $200,170,790
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                               50,446,843
                                                                 ------------
      Total net assets                                           $250,617,633
                                                                 ============



    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
              For the Six Months Ended July 31, 1995 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                                 $ 3,224,281
  Dividend income (net of withholding tax expense
    of $45,080)                                                     2,110,095
                                                                  -----------
      Total income                                                $ 5,334,376
  Expenses --
    Investment adviser fee (Note 3)                 $   732,274
    Compensation of Trustees not members of the
      investment adviser's organization (Note 3)          8,222
    Custodian fee (Note 3)                               64,230
    Legal and accounting fees                            28,098
    Amortization of organization expenses (Note 1D)       1,583
    Printing and postage                                    195
    Miscellaneous                                         9,635
                                                    -----------
      Total expenses                                                  844,237
                                                                  -----------
        Net investment income                                     $ 4,490,139
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investment transactions
    (identified cost basis)                         $ 6,529,900
  Change in unrealized appreciation on investments   26,776,299
                                                    -----------
      Net realized and unrealized gain on
        investments                                                33,306,199
                                                                  -----------
        Net increase in net assets resulting from
          operations                                              $37,796,338
                                                                  ===========



    The accompanying notes are an integral part of the financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                JULY 31, 1995     YEAR ENDED
                                                 (UNAUDITED)   JANUARY 31, 1995
                                                -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                        $  4,490,139    $  9,351,946
    Net realized gain on investments
      transactions                                  6,529,900       1,467,119
    Change in unrealized appreciation
      (depreciation) of investments                26,776,299     (20,681,070)
                                                 ------------    ------------
      Net increase (decrease) in net assets
        from operations                          $ 37,796,338    $ (9,862,005)
                                                 ------------    ------------
  Capital transactions --
    Contributions                                $ 15,444,125    $ 29,380,822
    Withdrawals                                   (19,780,325)    (32,695,351)
                                                 ------------    ------------
      Decrease in net assets resulting from
        capital transactions                     $ (4,336,200)   $ (3,314,529)
                                                 ------------    ------------
        Total increase (decrease) in net assets  $ 33,460,138    $(13,176,534)
NET ASSETS:
  At beginning of period                          217,157,495     230,334,029
                                                 ------------    ------------
  At end of period                               $250,617,633    $217,157,495
                                                 ============    ============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED         YEAR ENDED JANUARY 31,
                                       JULY 31, 1995    ----------------------
                                        (UNAUDITED)       1995          1994*
                                       -------------    --------       -------
RATIOS (As a percentage
 of average net assets):
  Expenses                                0.73%+          0.70%         0.69%+
  Net investment income                   3.86%+          4.25%         3.69%+
PORTFOLIO TURNOVER                          33%             28%           15%


+ Computed on an annualized basis.
* For the period from the start of business, October 28, 1993, to January 31, 1994.



    The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                 JULY 31, 1995
                                  (UNAUDITED)

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

Investors Portfolio is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company, which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on October 28, 1993, with the acquisition of Securities and other assets of $221,294,780 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt investments (other than mortgage-backed "pass-through" securities) are valued at prices furnished by a pricing service. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Short-term obligations maturing in 60 days or less, are valued at amortized cost, which approximates value. All other investments are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt investments when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C. FEDERAL TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. SECURITY TRANSACTIONS -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis.

F. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to July 31, 1995 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, necessary for the fair presentation of the financial statements.

-------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $52,026,619 and $56,437,373, respectively. Purchases and sales of U.S. Government securities aggregated $23,027,692 and $27,779,172, respectively.

-------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the six months ended July 31, 1995, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $732,274. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1995, no significant amounts have been deferred.

-------------------------------------------------------------------------------
(4) LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

-------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/(depreciation) in the value of investments owned at July 31, 1995, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $194,661,083
                                                                 ============
      Gross unrealized appreciation                              $ 52,115,265
      Gross unrealized depreciation                                 1,648,422
                                                                 ------------
        Net unrealized appreciation                              $ 50,446,843
                                                                 ============

                        ---------------------------------------------------------------------------
INVESTORS PORTFOLIO     OFFICERS                             TRUSTEES
24 Federal Street       M. DOZIER GARDNER                    DONALD R. DWIGHT
Boston, MA 02110        President, Trustee                   President, Dwight Partners, Inc.
                        THOMAS E. FAUST, JR.                 Chairman, Newspapers of
                        Vice President and                   New England, Inc.
                        Portfolio Manager                    SAMUEL L. HAYES, III
                        JAMES B. HAWKES                      Jacob H. Schiff Professor of
                        Vice President, Trustee              Investment Banking, Harvard
                        MICHAEL B. TERRY                     University Graduate School of
                        Vice President                       Business Administration
                        JAMES L. O'CONNOR                    NORTON H. REAMER
                        Treasurer                            President United Asset
                        THOMAS OTIS                          Management Corporation
                        Secretary                            JOHN L. THORNDIKE
                                                             Director, Fiduciary Company
                                                             Incorporated
                                                             JACK L. TREYNOR
                                                             Investment Adviser and
                                                             Consultant